Income Taxes - Classification of Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current deferred tax asset	$ 0	$ 0
Non-current deferred tax liabilities	(877)	(1,402)
Net deferred tax liabilities	$ (877)	$ (1,402)	$ (2,141)